REVENUES - Non-Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Other assets	$ 8,758	$ 9,259
Brazil
Disclosure of geographical areas [line items]
Other assets	3,494	4,606
United Kingdom
Disclosure of geographical areas [line items]
Other assets	$ 5,264	$ 4,653